Pay vs Performance Disclosure - USD ($)		12 Months Ended			93 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1) (3)	Compensation Actually Paid to PEO (1) (4)	Average Summary Compensation Table Total for non-PEO NEO’s (2) (3)	Average Compensation Actually Paid to non-PEO NEO’s (2) (4)	Value of initial fixed $100 investment based on total shareholder returns (TSR’s)	Net Loss (in thousands)
Fiscal 2025	$816,140	$(792,214)	$435,074	$26,727	$4.08	$(48,789)
Fiscal 2024	$1,733,000	$(4,130,490)	$875,499	$(1,139,505)	$26.05	$(64,295)
Fiscal 2023	$6,876,500	$6,771,588	$2,166,600	$2,098,903	$101.05	$(59,401)

Named Executive Officers, Footnote [Text Block]
(1)	Steve Lisi has served as our PEO since July 1, 2017.

PEO Total Compensation Amount	[1],[2]	$ 816,140	$ 1,733,000	$ 6,876,500
PEO Actually Paid Compensation Amount	[1],[3]	$ (792,214)	(4,130,490)	6,771,588
Adjustment To PEO Compensation, Footnote [Text Block]

	Fiscal 2025		Fiscal 2024		Fiscal 2023
	PEO	Non-PEO NEO’s	PEO	Non-PEO NEO’s	PEO	Non-PEO NEO’s
SCT Total Compensation	$816,140	$435,074	$1,733,000	$875,499	6,876,500	2,166,600
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(266,140)	(86,528)	(1,083,000)	(427,500)	(6,226,500)	(1,791,600)
Total Cash Compensation	550,000	348,546	650,000	447,999	650,000	375,00
Add Fair Value of Awards Granted in the Fiscal year that were Unvested as of 3/31	266,140	86,528	1,083,000	427,500	6,475,000	1,828,600
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31	(1,154,853)	(309,169)	(4,045,130)	(1,412,250)	(204,313)	(62,116)
Add Fair Value of Awards Granted and Vested in the Fiscal year as of the Vesting Date	-	-	-	-	-	-
Add Change in Fair Value of Awards Granted in Prior Years that Vested during the Fiscal year as of the Vesting Date	(453,501)	(99,178)	(1,818,360)	(602,754)	(149,100)	(42,581)
Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal 2024	-	-	-	-	-	-
Total Compensation Actually Paid	$(792,214)	$26,727	$(4,130,490)	$(1,139,505)	$6,771,588	$2,098,903

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 435,074	875,499	2,166,600
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 26,727	(1,139,505)	2,098,903
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended December 31, 2023, 2024, and 2025. Total Shareholder Return amounts reported in the graph assume an initial fixed investment of $100 on March 31, 2023.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended March 31, 2023, 2024 and 2025.

Total Shareholder Return Amount		$ 4.08	26.05	101.05
Net Income (Loss) Attributable to Parent		(48,789,000)	(64,295,000)	(59,401,000)
PEO Name					Steve Lisi has served as our PEO since July 1, 2017.
PEO [Member] | Deduct Amounts Reported Under The Stock Awards And Option Awards Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(266,140)	(1,083,000)	(6,226,500)
PEO [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		550,000	650,000	650,000
PEO [Member] | Add Fair Value Of Awards Granted In The Fiscal year That Were Unvested As Of March Thirty One [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		266,140	1,083,000	6,475,000
PEO [Member] | Add Change In Fair Value Of Awards Granted In Prior Years That Vested During The Fiscal Year As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(1,154,853)	(4,045,130)	(204,313)
PEO [Member] | Add Change In Fair Value Of Awards Granted In Prior Years Unvested As Of March Thirty One [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
PEO [Member] | Add Fair Value Of Awards Granted And Vested In The Fiscal Year As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(453,501)	(1,818,360)	(149,100)
PEO [Member] | Deduct Fair Value Of Any Awards Granted In Prior Years That Failed To Meet Vesting Conditions During Fiscal Two Thousand Twenty Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Non-PEO NEO [Member] | Deduct Amounts Reported Under The Stock Awards And Option Awards Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(86,528)	(427,500)	(1,791,600)
Non-PEO NEO [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		348,546	447,999	375.00
Non-PEO NEO [Member] | Add Fair Value Of Awards Granted In The Fiscal year That Were Unvested As Of March Thirty One [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		86,528	427,500	1,828,600
Non-PEO NEO [Member] | Add Change In Fair Value Of Awards Granted In Prior Years That Vested During The Fiscal Year As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(309,169)	(1,412,250)	(62,116)
Non-PEO NEO [Member] | Add Change In Fair Value Of Awards Granted In Prior Years Unvested As Of March Thirty One [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Non-PEO NEO [Member] | Add Fair Value Of Awards Granted And Vested In The Fiscal Year As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(99,178)	(602,754)	(42,581)
Non-PEO NEO [Member] | Deduct Fair Value Of Any Awards Granted In Prior Years That Failed To Meet Vesting Conditions During Fiscal Two Thousand Twenty Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation

[1]	Steve Lisi
[2]	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 25. See the footnotes to the SCT for further details regarding the amounts in these columns.
[3]	In accordance with SEC rules, the Compensation Actually Paid reflected in these columns is computed by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):
[4]	For Fiscal 2025, our other NEOs were Mike Gaul and Douglas Larson. For Fiscal 2023 and Fiscal 2024, our other NEOs were Amir Avniel and Mike Gaul.